Schedule of Investments (unaudited)	BlackRock Short Maturity Bond ETF
January 31, 2021	(Formerly iShares® Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

Adams Mill CLO Ltd., Series 2014-1A, Class A2R, 1.34%, 07/15/26 (Call 04/15/21), (3 mo. LIBOR US + 1.100%)(a)(b)	$3,006	$3,005,881
ALM VII Ltd., Series 2012-7A, Class A1A2, 1.41%, 07/15/29 (Call 04/15/21), (3 mo. LIBOR US + 1.170%)(a)(b)	9,000	8,999,986
ALM XVII Ltd., Series 2015-17A, Class A1AR, 1.17%, 01/15/28 (Call 04/15/21), (3 mo. LIBOR US + 0.930%)(a)(b)	19,109	19,108,750
American Express Credit Account Master Trust, Series 2018-9, Class A, 0.51%, 04/15/26, (1 mo. LIBOR US + 0.380%)(b)	17,650	17,751,961
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class A2B, 0.48%, 03/20/23 (Call 10/18/23), (1 mo. LIBOR US + 0.350%)(b)	4,603	4,606,914
AmeriCredit Automobile Receivables Trust 2020-2, Series 2020-2, Class A2B, 0.48%, 12/18/23 (Call 03/18/24), (1 mo. LIBOR US + 0.350%)(b)	8,186	8,199,328
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, 1.27%, 01/28/31 (Call 01/28/21), (3 mo. LIBOR US + 1.050%)(a)(b)	2,500	2,500,000
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR2, 1.31%, 01/28/31 (Call 04/28/21), (3 mo. LIBOR US + 1.090%)(a)(b)	10,740	10,743,206
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class AR, 1.22%, 07/28/28 (Call 01/28/21), (3 mo. LIBOR US + 1.000%)(a)(b)	5,103	5,106,578
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR, 1.05%, 11/17/27 (Call 02/17/21), (3 mo. LIBOR US + 0.830%)(a)(b)	12,006	11,970,056
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 1.32%, 04/25/26, (3 mo. LIBOR US + 1.100%)(a)(b)	85	84,704
Benefit Street Partners Clo XII Ltd., Series 2017-12A, Class A1, 1.49%, 10/15/30 (Call 04/15/21), (3 mo. LIBOR US + 1.250%)(a)(b)	1,678	1,678,134
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, 1.27%, 11/20/28 (Call 02/20/21), (3 mo. LIBOR US + 1.050%)(a)(b)	3,000	3,001,112
Carlyle Global Market Strategies CLO Ltd., Series 2013-2A, Class AR, 1.11%, 01/18/29 (Call 04/18/21), (3 mo. LIBOR US + 0.890%)(a)(b)	4,584	4,571,380
Catamaran CLO Ltd., Series 2015-1A, Class AR, 1.12%, 04/22/27 (Call 04/22/21), (3 mo. LIBOR US + 0.900%)(a)(b)	1,473	1,470,883
Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R, 1.46%, 06/09/30 (Call 03/09/21), (3 mo. LIBOR US + 1.230%)(a)(b)	8,000	8,002,046
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, 1.31%, 10/20/28 (Call 04/20/21), (3 mo. LIBOR US + 1.090%)(a)(b)	20,500	20,499,979
Chesapeake Funding II LLC, Series 2020-1A, Class A2, 0.78%, 08/16/32, (1 mo. LIBOR US + 0.650%)(a)(b)	11,952	11,978,864
CIFC Funding Ltd.
Series 2015-2A, Class AR2, 1.25%, 04/15/30 (Call 04/15/21), (3 mo. LIBOR US + 1.010%)(a)(b)(c)	17,000	16,899,700
Security	Par (000)	Value

Series 2017-2A, Class A, 1.46%, 04/20/30 (Call 04/20/21), (3 mo. LIBOR US + 1.240%)(a)(b)	$6,375	$6,378,524
Citibank Credit Card Issuance Trust, Series 2019-A5, Class A5, 0.75%, 04/22/26, (1 mo. LIBOR + 0.620%)(b)	40,505	40,938,565
CNH Equipment Trust, Series 2017-B, Class A3, 1.86%, 09/15/22 (Call 07/15/21)	2,119	2,122,944
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class A, 3.33%, 02/15/28(a)	6,210	6,315,661
Drive Auto Receivables Trust, Series 2019-4, Class A3, 2.16%, 05/15/23 (Call 02/15/23)	4,735	4,748,107
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR, 1.36%, 07/20/29 (Call 04/20/21), (3 mo. LIBOR US + 1.140%)(a)(b)	20,000	19,999,980
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, 1.14%, 04/15/29 (Call 04/15/21), (3 mo. LIBOR US + 0.900%)(a)(b)	16,350	16,349,982
Eaton Vance CLO Ltd., Series 2013-1A, Class A1RR, 1.40%, 01/15/28 (Call 04/15/21), (3 mo. LIBOR US + 1.160%)(a)(b)	6,000	5,999,990
Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A, 2.84%, 03/15/24	26,550	27,334,539
Ford Credit Floorplan Master Owner Trust A, Series 2019-3, Class A2, 0.73%, 09/15/24, (1 mo. LIBOR US + 0.600%)(b)	59,321	59,700,465
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, 1.32%, 10/29/29 (Call 01/29/21), (3 mo. LIBOR US + 1.110%)(a)(b)	16,680	16,680,000
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, 1.30%, 07/25/27 (Call 04/25/21), (3 mo. LIBOR US + 1.080%)(a)(b)	5,935	5,935,005
HPS Loan Management 10-2016 Ltd., Series 10A-16, Class A1R, 1.36%, 01/20/28 (Call 04/20/21), (3 mo. LIBOR US + 1.140%)(a)(b)	16,727	16,726,868
John Deere Owner Trust, Series 2020-B, Class A2, 0.41%, 03/15/23 (Call 02/15/24)	20,690	20,714,300
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, 1.26%, 05/15/28 (Call 02/15/21), (1 mo. LIBOR US + 1.130%)(a)(b)	5,125	5,122,852
Madison Park Funding X Ltd., Series 2012-10A, Class AR3, 1.22%, 01/20/29, (3 mo. LIBOR US + 1.010%)(a)(b)	6,250	6,245,379
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, 1.17%, 04/19/30 (Call 04/19/21), (3 mo. LIBOR US + 0.950%)(a)(b)	4,000	3,998,848
Marathon CRE Ltd., Series 2018-FL1, Class A, 1.28%, 06/15/28 (Call 02/11/21), (1 mo. LIBOR US + 1.150%)(a)(b)	14,188	14,183,082
Mercedes-Benz Master Owner Trust, Series 2019-AA, Class A, 0.48%, 05/15/23, (1 mo. LIBOR US + 0.350%)(a)(b)	1,890	1,891,745
Navient Private Education Loan Trust
Series 2017-A, Class A2B, 1.03%, 12/16/58 (Call 04/15/28), (1 mo. LIBOR US + 0.900%)(a)(b)	1,166	1,166,440
Series 2020-IA, Class A1B, 1.15%, 04/15/69 (Call 01/15/30), (1 mo. LIBOR US + 1.000%)(a)(b)	9,950	9,987,726

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2021	(Formerly iShares® Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Navient Private Education Refi Loan Trust, Series 2020-A, Class A1, 0.48%, 11/15/68 (Call 08/15/29), (1 mo. LIBOR US + 0.350%)(a)(b)	$5,814	$5,811,166
Nissan Master Owner Trust Receivables
Series 2019-A, Class A, 0.69%, 02/15/24, (1 mo. LIBOR US + 0.560%)(b)	23,950	24,076,351
Series 2019-B, Class A, 0.56%, 11/15/23, (1 mo. LIBOR US + 0.430%)(b)	24,000	24,062,674
NLY Commercial Mortgage Trust, Series 2019-FL2, Class A, 1.43%, 02/15/36 (Call 03/15/21), (1 mo. LIBOR US + 1.300%)(a)(b)	5,291	5,264,207
OCP CLO Ltd., Series 2016-12A, Class A1R, 1.34%, 10/18/28 (Call 04/18/21), (3 mo. LIBOR US + 1.120%)(a)(b)	19,542	19,542,166
OneMain Financial Issuance Trust, Series 2016-3A, Class A, 3.83%, 06/18/31 (Call 05/18/21)(a)	1,700	1,722,210
OZLM XIV Ltd., Series 2015-14A, Class A1AR, 1.40%, 01/15/29 (Call 04/15/21), (3 mo. LIBOR US + 1.160%)(a)(b)	10,035	10,034,984
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class A1, 1.12%, 11/15/26 (Call 02/15/21), (3 mo. LIBOR US + 0.900%)(a)(b)	6,968	6,967,871
Series 2018-5A, Class A1, 1.07%, 01/20/27 (Call 04/20/21), (3 mo. LIBOR US + 0.850%)(a)(b)	10,042	10,034,667
PFS Financing Corp.
Series 2019-A, Class A1, 0.68%, 04/15/24, (1 mo. LIBOR US + 0.550%)(a)(b)	40,000	40,068,576
Series 2019-B, Class A, 0.68%, 09/15/23, (1 mo. LIBOR US + 0.550%)(a)(b)	14,650	14,669,101
Series 2020-F, Class A, 0.93%, 08/15/24(a)	3,274	3,295,775
Regatta VI Funding Ltd., Series 2016-1A, Class AR, 1.30%, 07/20/28 (Call 04/20/21), (3 mo. LIBOR US + 1.080%)(a)(b)	11,593	11,595,429
Santander Drive Auto Receivables Trust, Series 2020-2, Class A2B, 0.48%, 05/15/23 (Call 01/15/24), (1 mo. LIBOR US + 0.350%)(b)	5,064	5,068,362
Santander Retail Auto Lease Trust, Series 2019-B, Class A2B, 0.49%, 04/20/22 (Call 10/20/22), (1 mo. LIBOR US + 0.360%)(a)(b)	6,209	6,213,693
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 0.62%, 06/15/33 (Call 12/15/21), (3 mo. LIBOR US + 0.400%)(b)	5,247	5,198,917
Series 2004-B, Class A3, 0.55%, 03/15/24 (Call 06/15/24), (3 mo. LIBOR US + 0.330%)(b)	8,203	8,157,011
Series 2005-A, Class A4, 0.53%, 12/15/38 (Call 09/15/27), (3 mo. LIBOR US + 0.310%)(b)	9,875	9,730,763
Series 2005-B, Class A4, 0.55%, 06/15/39 (Call 12/15/26), (3 mo. LIBOR US + 0.330%)(b)	6,847	6,694,565
Series 2006-A, Class A5, 0.51%, 06/15/39 (Call 06/15/28), (3 mo. LIBOR US + 0.290%)(b)	14,903	14,580,951
Series 2006-B, Class A5, 0.49%, 12/15/39 (Call 09/15/27), (3 mo. LIBOR US + 0.270%)(b)	10,634	10,227,762
SLM Student Loan Trust, Series 2011-2, Class A1, 0.73%, 11/25/27 (Call 05/25/32), (1 mo. LIBOR US + 0.600%)(b)	109	108,982
SMB Private Education Loan Trust
Series 2015-A, Class A2A, 2.49%, 06/15/27 (Call 01/15/28)(a)	3,265	3,308,589
Security		Par (000)	Value

Series 2017-A, Class A2B, 1.03%, 09/15/34, (1 mo. LIBOR US + 0.900%)(a)(b)		$18,122	$18,146,003
Series 2020-A, Class A1, 0.43%, 03/15/27, (1 mo. LIBOR US + 0.300%)(a)(b)		6,280	6,279,750
SoFi Professional Loan Program LLC, Series 16-C, Class A1, 1.23%, 10/27/36 (Call 10/25/23), (1 mo. LIBOR US + 1.100%)(a)(b)		1,067	1,073,127
Southwick Park CLO LLC, Series 2019-4A, Class A1, 1.52%, 07/20/32 (Call 07/20/21), (3 mo. LIBOR US + 1.300%)(a)(b)		1,260	1,261,184
Symphony CLO XVIII Ltd., Series 2016-18A, Class AR, 1.37%, 01/23/28 (Call 04/23/21), (3 mo. LIBOR US + 1.150%)(a)(b)		2,400	2,399,999
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR, 1.38%, 10/13/29 (Call 04/13/21), (3 mo. LIBOR US + 1.160%)(a)(b)		5,235	5,234,991
Tesla Auto Lease Trust, Series 2020-A, Class A, 0.55%, 05/22/23 (Call 04/20/23)(a)		7,330	7,347,717
TICP CLO I Ltd., Series 2015-1A, Class AR, 1.02%, 07/20/27 (Call 04/20/21), (3 mo. LIBOR US + 0.800%)(a)(b)		2,566	2,562,238
TICP CLO VI Ltd., Series 2016-6A, Class AR, 1.44%, 01/15/29 (Call 04/15/21), (3 mo. LIBOR US + 1.200%)(a)(b)		6,380	6,385,206
Verizon Owner Trust, Series 2020-A, Class A1B, 0.40%, 07/22/24 (Call 03/20/23), (1 mo. LIBOR US + 0.270%)(b)		9,290	9,307,662
VOYA CLO, Series 2017-2A, Class A1, 1.45%, 06/07/30 (Call 04/15/21), (3 mo. LIBOR US + 1.210%)(a)(b)		5,330	5,329,991
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15%, 02/15/23 (Call 03/15/23)(a)		7,072	7,111,350

Total Asset-Backed Securities — 16.9%
(Cost: $768,611,457)			771,594,454

Certificates of Deposit
Barclays Bank PLC
0.33%, 02/01/22		23,000	23,000,000
0.69%, 07/30/21, (3 mo. LIBOR US + 0.480%)(b)		20,000	20,037,324
Norinchukin Bank, 0.24%, 05/11/21		22,000	22,003,487
Standard Chartered Bank/New York, 0.35%, 08/24/21, (3 mo. LIBOR US + 0.150%)(b)		14,250	14,260,385
Sumitomo Mitsui Banking Corp./New York
0.00%, 02/10/21	CAD	12,000	9,393,150
0.00%, 02/16/21	CAD	45,000	35,223,610
0.70%, 07/15/22		30,000	30,029,794

Total Certificates of Deposit — 3.4%
(Cost: $154,004,490)			153,947,750

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 7.4%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 1.01%, 09/15/34, (1 mo. LIBOR US + 0.880%)(a)(b)		12,100	12,107,479
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/29 (Call 02/13/21)(a)		11,835	11,937,930
AREIT Trust, Series 2019-CRE3, Class A, 1.15%, 09/14/36, (1 mo. LIBOR US + 1.020%)(a)(b)		30,000	30,000,000

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2021	(Formerly iShares® Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 0.98%, 09/15/34, (1 mo. LIBOR US + 0.850%)(a)(b)	$19,220	$19,231,838
Bancorp Commercial Mortgage Trust, Series 2019-CRE5, Class A, 1.13%, 03/15/36, (1 mo. LIBOR US + 1.000%)(a)(b)	4,220	4,217,222
BBCMS Mortgage Trust, Series 2019-BWAY, Class A, 1.08%, 11/15/34, (1 mo. LIBOR US + 0.956%)(a)(b)	11,305	11,248,275
BBCMS Trust
Series 2018-TYSN, Class A2, 3.76%, 09/05/32(a)	13,281	13,302,653
Series 2019-CLP, Class A, 0.81%, 12/15/31, (1 mo. LIBOR US + 0.685%)(a)(b)	9,452	9,458,966
BX Commercial Mortgage Trust
Series 2018-BIOA, Class A, 0.80%, 03/15/37, (1 mo. LIBOR US + 0.671%)(a)(b)	23,190	23,247,829
Series 2018-IND, Class A, 0.88%, 11/15/35, (1 mo. LIBOR US + 0.750%)(a)(b)	19,257	19,280,821
BX Trust, Series 2019-CALM, Class A, 1.00%, 11/15/32, (1 mo. LIBOR US + 0.876%)(a)(b)	6,798	6,809,776
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 0.92%, 07/15/32, (1 mo. LIBOR US + 0.790%)(a)(b)	12,150	12,165,463
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 1.03%, 07/25/49 (Call 06/25/23), (1 mo. LIBOR US + 0.900%)(a)(b)	3,270	3,284,079
COMM Mortgage Trust, Series 2014-CR15, Class A2, 2.93%, 02/10/47 (Call 11/10/23)	3,772	3,759,166
Commission, Series 2013- GAM, Class A2, 3.37%, 02/10/28 (Call 02/10/21)(a)	7,695	7,618,873
Commission Mortgage Trust, Series 2013-CR6, Class A3FL, 0.76%, 03/10/46, (1 mo. LIBOR US + 0.630%)(a)(b)	788	787,950
Gosforth Funding PLC, Series 2018-1A, Class A1, 0.66%, 08/25/60 (Call 08/25/23), (3 mo. LIBOR US + 0.450%)(a)(b)	4,386	4,389,774
GPMT Ltd., Series 2018-FL1, Class A, 1.03%, 11/21/35, (1 mo. LIBOR US + 0.900%)(a)(b)	1,447	1,442,958
GS Mortgage Securities Corp. Trust, Series 2019-SOHO, Class A, 1.03%, 06/15/36, (1 mo. LIBOR US + 0.900%)(a)(b)	19,046	19,069,855
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 1.13%, 09/15/29, (1 mo. LIBOR US + 1.000%)(a)(b)	1,911	1,914,682
KNDL Mortgage Trust, Series 2019-KNSQ, Class A, 0.93%, 05/15/36, (1 mo. LIBOR US + 0.800%)(a)(b)	8,533	8,540,980
Morgan Stanley Capital I Trust
Series 2014-CPT, Class A, 3.35%, 07/13/29 (Call 07/13/21)(a)	14,480	14,557,600
Series 2017-CLS, Class A, 0.83%, 11/15/34, (1 mo. LIBOR US + 0.700%)(a)(b)	14,512	14,516,581
Series 2018-BOP, Class A, 0.98%, 08/15/33, (1 mo. LIBOR US + 0.850%)(a)(b)	6,609	6,584,238
Series 2018-SUN, Class A, 1.03%, 07/15/35 (Call 07/15/21), (1 mo. LIBOR US + 0.900%)(a)(b)	19,045	19,038,624
Natixis Commercial Mortgage Securities Trust, Series 2018-RIVA, Class A, 0.88%, 02/15/33, (1 mo. LIBOR US + 0.750%)(a)(b)	7,650	7,303,349
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Rosslyn Portfolio Trust, Series 2017-ROSS, Class A, 1.94%, 06/15/33, (1 mo. LIBOR US + 0.950%)(a)(b)	$2,892	$2,903,899
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A, 1.00%, 12/15/34, (1 mo. LIBOR US + 0.750%)(a)(b)	17,280	17,214,338
WFRBS Commercial Mortgage Trust
Series 2012-C6, Class AS, 3.84%, 04/15/45 (Call 02/15/22)	12,986	13,286,698
Series 2012-C8, Class AFL, 1.13%, 08/15/45, (1 mo. LIBOR US + 1.000%)(a)(b)	18,999	19,032,421

Total Collaterized Mortgage Obligations — 7.4%
(Cost: $338,401,816)		338,254,317.

Commercial Paper

AT&T Inc., 0.00%, 12/14/21(d)	23,000	22,924,388
Intercontinental Exchange Inc., 0.00%, 09/23/21(d)	9,725	9,686,528
Volkswagen Group America Finance LLC, 0.00%, 11/12/21(d)	22,000	21,903,010

Total Commercial Paper — 1.2%
(Cost: $54,525,550)		54,513,926

Corporate Bonds & Notes

Aerospace & Defense — 0.4%
Boeing Co. (The)
2.13%, 03/01/22 (Call 02/01/22)	10,000	10,152,359
4.51%, 05/01/23 (Call 04/01/23)	6,000	6,457,385
		16,609,744
Agriculture — 1.8%
Altria Group Inc.
2.85%, 08/09/22(e)	32,918	34,133,230
4.75%, 05/05/21(e)	38,929	39,376,727
BAT Capital Corp., 1.10%, 08/15/22 (Call 07/15/22), (3 mo. LIBOR US + 0.880%)(b)	10,000	10,080,257
		83,590,214
Auto Manufacturers — 7.7%
American Honda Finance Corp.
1.95%, 05/20/22	15,773	16,097,664
2.20%, 06/27/22(e)	6,136	6,299,051
BMW Finance NV, 2.25%, 08/12/22(a)(e)	16,350	16,813,151
BMW U.S. Capital LLC, 3.80%, 04/06/23(a)	10,000	10,713,704
Daimler Finance North America LLC
0.64%, 02/12/21, (3 mo. LIBOR US + 0.430%)(a)(b)	5,000	5,000,590
1.09%, 02/22/22, (3 mo. LIBOR US + 0.880%)(a)(b)	24,623	24,829,905
2.00%, 07/06/21(a)(e)	10,524	10,598,194
2.20%, 10/30/21(a)(e)	20,000	20,279,560
2.55%, 08/15/22(a)(e)	19,691	20,323,062
Ford Motor Credit Co. LLC
3.34%, 03/28/22 (Call 02/28/22)(e)	10,000	10,130,300
5.88%, 08/02/21(e)	15,000	15,281,250
General Motors Financial Co. Inc.
1.55%, 06/30/22, (3 mo. LIBOR US + 1.310%)(b)	5,545	5,597,468
3.20%, 07/06/21 (Call 06/06/21)(e)	11,895	12,002,769
3.45%, 04/10/22 (Call 02/10/22)	20,000	20,587,877
3.55%, 04/09/21	10,000	10,054,791

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2021	(Formerly iShares® Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.20%, 03/01/21 (Call 02/01/21)	$10,000	$10,000,000
4.20%, 11/06/21	44,990	46,256,730
Volkswagen Group of America Finance LLC
0.75%, 11/23/22(a)(e)	36,345	36,486,741
2.70%, 09/26/22(a)	2,145	2,220,860
2.90%, 05/13/22(a)(e)	35,500	36,592,032
4.25%, 11/13/23(a)	13,000	14,269,744
		350,435,443
Banks — 24.5%
Australia & New Zealand Banking Group Ltd., 0.79%, 11/09/22, (3 mo. LIBOR US + 0.580%)(a)(b)	2,000	2,016,877
Banco Santander SA
1.34%, 04/12/23, (3 mo. LIBOR US + 1.120%)(b)	10,000	10,159,700
3.85%, 04/12/23	9,291	9,963,449
Bank of America Corp.
0.90%, 06/25/22 (Call 06/25/21), (3 mo. LIBOR US + 0.650%)(b)	10,000	10,023,213
1.22%, 04/24/23 (Call 04/24/22), (3 mo. LIBOR US + 1.000%)(b)(e)	12,500	12,629,562
1.38%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(b)	25,000	25,246,621
3.00%, 12/20/23 (Call 12/20/22)(b)(e)	30,000	31,430,186
3.55%, 03/05/24 (Call 03/05/23)(b)(e)	30,000	31,909,048
Bank of Nova Scotia (The), 0.86%, 09/19/22, (3 mo. LIBOR US + 0.620%)(b)	10,000	10,084,954
Banque Federative du Credit Mutuel SA, 2.13%, 11/21/22(a)(e)	20,000	20,626,242
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)(e)	15,000	15,250,740
Barclays PLC, 1.65%, 02/15/23 (Call 02/15/22), (3 mo. LIBOR US + 1.430%)(b)	20,000	20,218,780
BPCE SA, 3.00%, 05/22/22(a)	17,993	18,609,356
Citibank N.A., 3.17%, 02/19/22 (Call 03/01/21)(b)(e)	15,000	15,020,827
Citigroup Inc.
0.90%, 10/27/22 (Call 09/27/22), (3 mo. LIBOR US + 0.690%)(b)	10,000	10,073,429
2.31%, 11/04/22 (Call 11/04/21), (SOFRRATE + 0.867%)(b)	10,000	10,139,719
2.70%, 10/27/22 (Call 09/27/22)(e)	35,000	36,331,268
2.88%, 07/24/23 (Call 07/24/22)(b)(e)	10,000	10,354,257
2.90%, 12/08/21 (Call 11/08/21)	18,350	18,718,939
Citizens Bank N.A./Providence RI, 0.94%, 02/14/22 (Call 01/14/22), (3 mo. LIBOR US + 0.720%)(b)(e)	30,000	30,148,278
Cooperatieve Rabobank UA, 1.11%, 09/26/23, (3 mo. LIBOR US + 0.860%)(a)(b)	10,000	10,153,701
Credit Suisse AG/New York NY
2.10%, 11/12/21(e)	15,000	15,221,475
2.80%, 04/08/22(e)	5,000	5,149,523
3.00%, 10/29/21	35,450	36,163,363
Credit Suisse Group AG
3.57%, 01/09/23 (Call 01/09/22)(a)	10,000	10,281,958
3.80%, 06/09/23(e)	8,500	9,144,959
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	15,000	15,798,630
Danske Bank A/S
2.70%, 03/02/22(a)(e)	15,000	15,356,484
5.00%, 01/12/22(a)	23,888	24,872,278
Deutsche Bank AG/New York NY, 4.25%, 02/04/21(e)	9,905	9,906,983
Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
0.99%, 10/31/22 (Call 10/31/21), (3 mo. LIBOR US + 0.780%)(b)	$4,000	$4,018,668
1.22%, 07/24/23 (Call 07/24/22), (3 mo. LIBOR US + 1.000%)(b)	5,000	5,050,092
1.33%, 04/26/22 (Call 04/26/21), (3 mo. LIBOR US + 1.110%)(b)	10,000	10,024,406
1.82%, 11/29/23, (3 mo. LIBOR US + 1.600%)(b)	15,000	15,539,200
2.88%, 02/25/21 (Call 02/08/21)	25,000	25,011,000
3.20%, 02/23/23 (Call 01/23/23)(e)	7,583	7,991,222
5.25%, 07/27/21(e)	20,000	20,485,610
0.48%, 01/27/23 (Call 01/27/22)	11,400	11,402,624
HSBC Holdings PLC, 3.60%, 05/25/23(e)	10,000	10,727,161
Huntington National Bank (The), 2.50%, 08/07/22 (Call 07/07/22)(e)	15,430	15,925,250
ING Groep NV, 1.40%, 03/29/22, (3 mo. LIBOR US + 1.150%)(b)	3,500	3,540,194
JPMorgan Chase & Co.
1.12%, 04/25/23 (Call 04/25/22), (3 mo. LIBOR US + 0.900%)(b)	10,000	10,096,339
2.78%, 04/25/23 (Call 04/25/22)(b)(e)	16,000	16,464,314
3.25%, 09/23/22(e)	5,000	5,244,523
3.56%, 04/23/24 (Call 04/23/23)(b)(e)	30,000	32,021,854
Lloyds Banking Group PLC, 2.86%, 03/17/23 (Call 03/17/22)(b)(e)	12,000	12,308,899
Mitsubishi UFJ Financial Group Inc.
0.87%, 07/26/21, (3 mo. LIBOR US + 0.650%)(b)	10,000	10,029,147
1.01%, 07/25/22, (3 mo. LIBOR US + 0.790%)(b)	4,000	4,036,199
2.62%, 07/18/22(e)	5,000	5,165,848
3.00%, 02/22/22(e)	5,000	5,140,914
Mizuho Financial Group Inc.
1.02%, 03/05/23, (3 mo. LIBOR US + 0.790%)(b)(e)	3,000	3,028,650
1.07%, 09/13/23 (Call 09/13/22), (3 mo. LIBOR US + 0.850%)(b)(e)	25,000	25,189,500
1.36%, 09/13/21, (3 mo. LIBOR US + 1.140%)(b)	20,000	20,137,700
3.55%, 03/05/23(e)	20,000	21,289,416
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFRRATE + 0.455%)(b)	20,000	19,997,908
1.62%, 10/24/23 (Call 10/24/22), (3 mo. LIBOR US + 1.400%)(b)	25,000	25,504,072
2.63%, 11/17/21(e)	30,000	30,555,247
3.75%, 02/25/23(e)	15,000	16,015,777
MUFG Americas Holdings Corp., 3.50%, 06/18/22(e)	2,885	3,011,157
Natwest Group PLC
1.69%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 1.470%)(b)	9,895	10,029,563
3.50%, 05/15/23 (Call 05/15/22)(b)(e)	8,500	8,815,493
3.88%, 09/12/23	20,000	21,597,480
Santander Holdings USA Inc., 4.45%, 12/03/21 (Call 11/03/21)	1,278	1,316,847
Santander UK Group Holdings PLC, 2.88%, 08/05/21	17,619	17,847,216
Skandinaviska Enskilda Banken AB
0.65%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(b)	10,000	10,011,531
0.86%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(b)	15,000	15,126,718

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2021	(Formerly iShares® Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Standard Chartered PLC, 2.74%, 09/10/22 (Call 09/10/21)(a)(b)	$18,100	$18,331,115
Sumitomo Mitsui Financial Group Inc., 1.02%, 10/16/23, (3 mo. LIBOR US + 0.800%)(b)(e)	4,000	4,046,150
UBS AG/London, 1.75%, 04/21/22 (Call 03/21/22)(a)	12,680	12,894,375
UBS Group AG
1.43%, 05/23/23 (Call 05/23/22), (3 mo. LIBOR US + 1.220%)(a)(b)	20,000	20,255,129
3.49%, 05/23/23 (Call 05/23/22)(a)	20,000	20,782,080
Wells Fargo & Co.
1.44%, 10/31/23 (Call 10/31/22), (3 mo. LIBOR US + 1.230%)(b)	15,000	15,249,719
2.63%, 07/22/22(e)	15,000	15,516,761
Wells Fargo Bank N.A., 0.73%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.510%)(b)	30,000	30,091,341
		1,117,869,208
Beverages — 0.3%
Keurig Dr Pepper Inc., 3.55%, 05/25/21(e)	15,000	15,154,873
Biotechnology — 0.5%
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/30/21)(e)	20,000	20,044,016
2.50%, 09/01/23 (Call 07/01/23)(e)	4,693	4,932,215
		24,976,231
Chemicals — 0.8%
LYB International Finance III LLC, 1.24%, 10/01/23 (Call 10/01/21), (3 mo. LIBOR US + 1.000%)(b)	26,900	26,987,409
Nutrition & Biosciences Inc., 0.70%, 09/15/22(a)(e)	6,100	6,115,931
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/01/22)	1,254	1,290,390
		34,393,730
Computers — 1.7%
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)(a)(e)	40,000	43,940,627
Hewlett Packard Enterprise Co., 0.96%, 10/05/21 (Call 02/16/21), (3 mo. LIBOR US + 0.720%)(b)	20,000	20,004,400
International Business Machines Corp., 2.85%, 05/13/22(e)	15,000	15,500,599
		79,445,626
Diversified Financial Services — 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21	12,000	12,129,980
5.00%, 10/01/21	18,975	19,501,633
Ally Financial Inc., 4.13%, 02/13/22(e)	25,585	26,505,776
American Express Co.
0.82%, 11/05/21 (Call 10/05/21), (3 mo. LIBOR US + 0.600%)(b)	10,000	10,036,426
0.88%, 02/27/23 (Call 01/27/23), (3 mo. LIBOR US + 0.650%)(b)	4,000	4,039,560
2.50%, 08/01/22 (Call 07/01/22)	15,000	15,467,634
3.40%, 02/27/23 (Call 01/27/23)(e)	23,382	24,779,776
Aviation Capital Group LLC, 3.88%, 05/01/23 (Call 04/01/23)(a)	5,400	5,681,816
Capital One Bank USA N.A., 2.01%, 01/27/23 (Call 01/27/22)(b)(e)	10,000	10,159,806
Capital One Financial Corp.
1.18%, 03/09/22 (Call 02/09/22), (3 mo. LIBOR US + 0.950%)(b)	24,635	24,809,199
Security	Par (000)	Value

Diversified Financial Services (continued)
2.60%, 05/11/23 (Call 04/11/23)(e)	$15,000	$15,670,485
3.20%, 01/30/23 (Call 12/30/22)(e)	10,000	10,519,262
3.45%, 04/30/21 (Call 03/30/21)(e)	10,000	10,050,918
International Lease Finance Corp., 5.88%, 08/15/22(e)	22,625	24,334,878
		213,687,149
Electric — 0.8%
Dominion Energy Inc., Series D, 0.75%, 09/15/23 (Call 09/15/21), (3 mo. LIBOR US + 0.530%)(b)(e)	11,575	11,600,050
NextEra Energy Capital Holdings Inc., 2.90%, 04/01/22(e)	13,665	14,084,295
Pacific Gas and Electric Co., 1.60%, 11/15/21, (3 mo. LIBOR US + 1.375%)(b)	10,865	10,891,163
		36,575,508
Food — 0.9%
General Mills Inc.
0.76%, 04/16/21, (3 mo. LIBOR US + 0.540%)(b)	16,636	16,653,295
2.60%, 10/12/22 (Call 09/12/22)(e)	9,135	9,463,876
Nestle Holdings Inc., 3.10%, 09/24/21 (Call 08/24/21)(a)(e)	7,000	7,113,912
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)(e)	7,930	8,298,558
		41,529,641
Health Care - Services — 0.8%
Anthem Inc., 3.13%, 05/15/22(e)	28,516	29,513,679
Roche Holdings Inc., 1.75%, 01/28/22 (Call 12/28/21)(a)	4,600	4,663,948
		34,177,627
Insurance — 0.2%
American International Group Inc., 3.30%, 03/01/21 (Call 02/01/21)(e)	10,000	10,000,000
Lodging — 0.8%
Marriott International Inc./MD, Series N, 3.13%, 10/15/21 (Call 07/15/21)	35,000	35,465,744
Machinery — 0.2%
Caterpillar Financial Services Corp., 0.73%, 05/15/23, (3 mo. LIBOR US + 0.510%)(b)(e)	10,000	10,074,460
Media — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)(e)	75,355	79,167,395
Oil & Gas — 1.4%
Ovintiv Exploration Inc., 5.75%, 01/30/22	28,049	29,100,928
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/15/21)	12,358	12,493,479
Phillips 66, 0.90%, 02/15/24 (Call 11/19/21)	20,000	20,039,894
		61,634,301
Oil & Gas Services — 0.2%
Halliburton Co., 3.25%, 11/15/21 (Call 08/15/21)(e)	10,000	10,153,490
Pharmaceuticals — 7.5%
AbbVie Inc.
2.15%, 11/19/21(e)	25,000	25,359,369
2.30%, 11/21/22(e)	10,000	10,333,691
2.90%, 11/06/22	35,000	36,513,771
3.45%, 03/15/22 (Call 01/15/22)(e)	35,000	36,004,320
Bayer U.S. Finance II LLC, 3.88%, 12/15/23 (Call 11/15/23)(a)(e)	15,000	16,344,009

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2021	(Formerly iShares® Short Maturity Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Bayer U.S. Finance LLC, 3.00%, 10/08/21(a)(e)	$45,000	$45,817,449
Bristol-Myers Squibb Co., 2.60%, 05/16/22(e)	20,000	20,598,003
Cigna Corp., 3.75%, 07/15/23 (Call 06/15/23)(e)	10,000	10,787,805
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)(e)	15,000	15,557,993
3.35%, 03/09/21(e)	20,000	20,061,000
3.50%, 07/20/22 (Call 05/20/22)(e)	34,190	35,569,448
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)(e)	25,000	26,431,731
Takeda Pharmaceutical Co. Ltd.
2.45%, 01/18/22 (Call 12/17/21)(a)	10,000	10,176,471
4.00%, 11/26/21 (Call 10/26/21)	12,435	12,766,039
4.40%, 11/26/23 (Call 10/26/23)	20,000	22,101,669
		344,422,768
Pipelines — 1.8%
Energy Transfer Operating LP, 4.25%, 03/15/23 (Call 12/15/22)	9,000	9,537,916
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21 (Call 07/01/21)	6,552	6,674,344
Kinder Morgan Inc./DE, 5.00%, 02/15/21(a)	12,000	12,019,920
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)(e)	10,000	10,419,856
Williams Companies Inc. (The), 3.60%, 03/15/22 (Call 01/15/22)	44,174	45,492,582
		84,144,618
Retail — 0.8%
7-Eleven Inc., 0.63%, 02/10/23 (Call 02/10/22)(a)	35,000	35,046,508
Telecommunications — 0.5%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(a)	1,744	1,759,561
Vodafone Group PLC, 1.21%, 01/16/24, (3 mo. LIBOR US + 0.990%)(b)	20,000	20,321,823
		22,081,384
Transportation — 0.6%
Ryder System Inc.
2.80%, 03/01/22 (Call 02/01/22)	5,000	5,117,601
3.65%, 03/18/24 (Call 02/18/24)	20,000	21,811,964
		26,929,565
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(a)(e)	10,000	10,426,922
4.88%, 07/11/22(a)(e)	4,901	5,200,966
		15,627,888
Total Corporate Bonds & Notes — 60.9%
(Cost: $2,765,277,239)		2,783,193,115.
Security	Par/ Shares (000)	Value

Repurchase Agreements

Tri-Party BNP Paribas, 0.45%, 02/01/21 (Purchased on 01/29/21 to be repurchased at $25,000,938,collateralized by non-agency mortgage-backed security, 0.00% to 9.50%, due 10/12/21 to 01/01/99, par and fair value of $26,903,905 and 27,072,431, respectively) (f)	25,000	$25,000,000
Tri-Party Goldman Sachs & Co. LLC, 0.54%, 02/01/21 (Purchased on 01/29/21 to be repurchased at $125,005,625, collateralized by non-agency mortgage-backed security, 0.00% to 9.38%, due 03/15/21 to 01/01/99, par and fair value of $571,266,207 and $133,363,955, respectively) (f)	$125,000	125,000,000
Total Repurchase Agreements — 3.3%
(Cost: $150,000,000)		150,000,000.

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(g)(h)(i)	61,927	61,963,946
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	324,940	324,940,000
Total Money Market Funds — 8.5%
(Cost: $386,894,179)		386,903,946.
Total Investments in Securities — 101.6%
(Cost: $4,617,714,731)		4,638,407,508.
Other Assets, Less Liabilities — (1.6)%.		(73,686,429.
Net Assets — 100.0%		$4,564,721,079.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Rates are discount rates or a range of discount rates at the time of purchase. (e) All or a portion of this security is on loan.

(f)	Maturity date represents next reset date.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period-end.

(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2021	(Formerly iShares® Short Maturity Bond ETF)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$27,236,958	$34,728,207	(a)	$—	$308	$(1,527)	$61,963,946	61,927	$14,804	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	66,830,000	258,110,000	(a)	—	—	—	324,940,000	324,940	49,428		—
					$308	$(1,527)	$386,903,946		$64,232		$—

(a)	Represents net amount purchased (sold)

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,444,535	CAD	12,000,000	DB	02/10/21	$50,545
USD	35,387,455	CAD	45,000,000	GS	02/16/21	159,359
						209,904
	Net unrealized appreciation					$209,904

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$754,694,754	$16,899,700	$771,594,454
Certificates of Deposit	—	153,947,750	—	153,947,750
Collaterized Mortgage Obligations	—	338,254,317	—	338,254,317
Commercial Paper	—	54,513,926	—	54,513,926
Corporate Bonds & Notes	—	2,783,193,115	—	2,783,193,115
Repurchase Agreements	—	150,000,000	—	150,000,000
Money Market Funds	386,903,946	—	—	386,903,946
	$386,903,946	$4,234,603,862	$16,899,700	$4,638,407,508
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$209,904	$—	$209,904

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Fixed Income		Counterparty Abbreviations

CLO	Collateralized Loan Obligation	DB	Deutsche Bank AG London
LIBOR	London Interbank Offered Rate	GS	Goldman Sachs & Co.

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Bond ETF
January 31, 2021	(Formerly iShares® Short Maturity Bond ETF)

Currency Abbreviations

CAD	Canadian Dollar
USD	United States Dollar